DERIVATIVE FINANCIAL INSTRUMENTS (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2018 AUD ($)
DERIVATIVE FINANCIAL INSTRUMENTS
Current derivative financial assets	$ 24,315	$ 383
Non-current derivative financial assets	8,003	223
Total financial assets	32,318	606
Current derivative financial liabilities	436	5,618
Non-current derivative financial liabilities	2,578	3,728
Total financial liabilities	3,014	9,346
Derivative notional amount				$ 284
Gain (loss) on foreign currency derivative financial instruments	6,838		$ (390)
Gain (loss) on commodity derivative financial instruments	40,216	(2,894)	$ (12,761)
Commodity contracts
DERIVATIVE FINANCIAL INSTRUMENTS
Current derivative financial assets	24,315	383
Non-current derivative financial assets	8,003	223
Current derivative financial liabilities	225	5,618
Non-current derivative financial liabilities	651	$ 3,728
Realised loss related to derivative contracts	600
Unrealised gain (loss) on change in fair value of the derivative contracts	40,800
Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Current derivative financial liabilities	211
Non-current derivative financial liabilities	1,927
Realised loss related to derivative contracts	300
Unrealised gain (loss) on change in fair value of the derivative contracts	$ (2,100)